Income tax and tax loss carryforwards, Tax loss carryforwards (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 MXN ($)
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 2,325,811
2016 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 245,139
Year of expiration	2026
2017 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 131,545
Year of expiration	2027
2018 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 241,966
Year of expiration	2028
2019 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 576,634
Year of expiration	2029
2020 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 520,151
Year of expiration	2030
2021 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 172,430
Year of expiration	2031
2022 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 123,489
Year of expiration	2032
2023 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 149,548
Year of expiration	2033
2024 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 111,756
Year of expiration	2034
2025 - Year Loss Incurred [Member]
Tax loss carryforwards [Abstract]
Tax loss carryforward amount	$ 53,153
Year of expiration	2035